Summary of Significant Accounting Policies (Tables)	12 Months Ended
Apr. 28, 2024
Accounting Policies [Abstract]
Schedule of Property and Equipment	Estimated depreciable lives for categories of property and equipment follow:

Depreciable Life - Years
Furniture, fixtures, and equipment	3 - 10
Leasehold improvements	10 - 20
Building and building improvements	15 - 30
Software	3 - 7
Property and equipment, net is summarized as follows:

	April 28, 2024	April 30, 2023
Leasehold improvements	$84,747	$63,606
Furniture, fixtures, and equipment	50,355	34,069
Building and building improvements	7,000	7,000
Software	18	—
Construction in progress	9,557	24,569
Total cost	151,677	129,244
Less: accumulated depreciation	(71,662)	(66,402)
Property and equipment, net	80,015	62,842

Schedule of Components of Revenue	The components of gift card revenue were as follows:

	Fiscal Year Ended
	April 28, 2024	April 30, 2023
Redemptions, net of discounts	$2,152	$1,415
Breakage	639	755
Gift card revenue, net	$2,791	$2,170

Schedule of Advertising Costs Incurred	Advertising costs incurred were as follows:

	Fiscal Year Ended
	April 28, 2024	April 30, 2023
General and administrative expenses	$4,958	$3,044
Pre-opening expenses	910	604
Advertising costs incurred	$5,868	$3,648